Share-Based Compensation - Summary of PSUs (Detail) - Performance share units (PSUs) [member] - EUR (€)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of Input of Model Used for Performance-Based RSU [Line Items]
Fair value at grant date	€ 11.52
Share price at grant date	€ 7.50
Expected volatility	75.00%
Risk-free interest rate (U.S. government bond yield)	1.51%
Model used	Monte Carlo	Monte Carlo
Bottom of range [member]
Disclosure of Input of Model Used for Performance-Based RSU [Line Items]
Fair value at grant date		€ 6.76
Share price at grant date		€ 4.46
Expected volatility		69.00%
Risk-free interest rate (U.S. government bond yield)		0.76%
Top of range [member]
Disclosure of Input of Model Used for Performance-Based RSU [Line Items]
Fair value at grant date		€ 9.86
Share price at grant date		€ 5.61
Expected volatility		71.00%
Risk-free interest rate (U.S. government bond yield)		1.27%